Investments - Schedule of Master Trust and the Plan's Interest in Investments (Details) - EBP 055 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Receivables	$ 114,188,583	$ 81,140,913
Total	8,794,704,232	8,394,581,291	$ 7,323,966,718
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments	8,907,650,351	8,530,689,052
Receivables	5,197,987	6,326,544
Liabilities	(2,798,509)	(4,007,062)
Total	8,910,049,829	8,533,008,534
Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments	6,225,974,762	4,322,968,405
Master Trust Balances | Eaton ordinary shares
EBP, Master Trust [Line Items]
Total investments	1,855,275,786	2,117,447,337
Master Trust Balances | Guaranteed investment contracts
EBP, Master Trust [Line Items]
Total investments	269,065,854	306,244,134
Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments	246,545,850	100,216,669
Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments	210,908,374	1,591,771,779
Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Total investments	67,765,332	79,059,649
Master Trust Balances | Corporate debt instruments
EBP, Master Trust [Line Items]
Total investments	32,057,770	12,981,079
Master Trust Balances | Non interest bearing cash
EBP, Master Trust [Line Items]
Total investments	56,623
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments	8,678,210,160	8,311,149,653
Receivables	4,999,275	6,165,070
Liabilities	(2,693,786)	(3,874,345)
Total	8,680,515,649	8,313,440,378
Plan's Interest in Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments	6,056,304,142	4,193,966,314
Plan's Interest in Master Trust Balances | Eaton ordinary shares
EBP, Master Trust [Line Items]
Total investments	1,831,024,506	2,088,782,735
Plan's Interest in Master Trust Balances | Guaranteed investment contracts
EBP, Master Trust [Line Items]
Total investments	249,896,873	285,648,640
Plan's Interest in Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments	236,392,543	97,226,622
Plan's Interest in Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments	207,562,217	1,555,616,326
Plan's Interest in Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Total investments	66,238,028	77,315,238
Plan's Interest in Master Trust Balances | Corporate debt instruments
EBP, Master Trust [Line Items]
Total investments	30,737,560	$ 12,593,778
Plan's Interest in Master Trust Balances | Non interest bearing cash
EBP, Master Trust [Line Items]
Total investments	$ 54,291